Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Mid Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Mid Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 16.06%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Value Index, which returned 13.07% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The information technology sector contributed the most to performance, with an underweight position within the semiconductors & semiconductor equipment industry contributing particularly strongly. From an individual security perspective, an overweight position in Robinhood Markets, Inc. performed well. Holdings within the energy sector detracted the most from returns, where an underweight position within the oil, gas & consumable fuels industry hurt performance. From an individual security perspective, an overweight position in Globe Life, Inc. was a headwind for returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	16.06%	9.18%	8.60%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell Midcap ® Value Index	13.07%	8.59%	8.25%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 769,000,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 769M
Total number of portfolio holdings	243
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	211%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for
the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.

Material Fund Change Strategies [Text Block]
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for
the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's acc o untants during the reporting period.
Empower Large Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Mid Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.68%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Value Index, which returned 13.07% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The information technology sector contributed the most to performance, with an underweight position within the semiconductors & semiconductor equipment industry contributing particularly strongly. From an individual security perspective, an overweight position in Robinhood Markets, Inc. performed well. Holdings within the energy sector detracted the most from returns, where an underweight position within the oil, gas & consumable fuels industry hurt performance. From an individual security perspective, an overweight position in Globe Life, Inc. was a headwind for returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Investor Class/MXMVX)	15.68%	8.80%	8.09%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 769,000,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 769M
Total number of portfolio holdings	243
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	211%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.

Material Fund Change Strategies [Text Block]
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Class L
Trading Symbol	MXBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 12.97%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P

MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)	12.97%	9.51%	9.01%
Russell 3000® Index	23.81%	13.86%	13.86%
S&P MidCap 400® Index	13.93%	10.34%	9.83%
(a) Class L

inception date was April 7, 2017.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,668,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Institutional Class
Trading Symbol	MXNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 13.62%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the

U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	13.62%	10.11%	9.39%
Russell 3000 ® Index	23.81%	13.86%	12.74%
S&P MidCap 400 ® Index	13.93%	10.34%	9.61%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,668,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Investor Class
Trading Symbol	MXMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 13.27%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	13.27%	9.72%	9.06%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,668,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.29%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 22.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc.
Broadly speaking, stock selection and sector allocation detracted from relative results. Stock selection in the communication services sector aided relative performance. Stock selection and an overweight allocation to healthcare detracted from relative performance while unfavorable security selection and underweight allocation to the information technology sector also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	9.29%	7.92%	10.08%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell Midcap ® Growth Index	22.10%	11.47%	11.43%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following
table
outlines
key fund statistics that you should pay attention to.
Fund net assets	$ 1,800M
Total number of portfolio holdings	137
Total advisory fee paid	$ 12.0M
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top
Ten
Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top
Ten
Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.05%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Growth Index, which returned 22.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc.
Broadly speaking, stock selection and sector allocation detracted from relative results. Stock selection in the communication services sector aided relative performance. Stock selection and an overweight allocation to healthcare detracted from relative performance while unfavorable security selection and underweight allocation to the information technology sector also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	9.05%	7.55%	10.01%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,800M
Total number of portfolio holdings	137
Total advisory fee paid	$ 12.0M
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.